Dividends on Ordinary Shares	12 Months Ended
Dec. 31, 2023
Dividends On Ordinary Shares [Abstract]
Dividends on Ordinary Shares	10. DIVIDENDS ON ORDINARY SHARES
Dividends on ordinary shares declared and paid in the year were as follows:

			Group			Group
	2023	2022	2021	2023	2022	2021
	Pence per share	Pence per share	Pence per share	£m	£m	£m
In respect of current year – first interim	5.86	5.62	4.05	414	397	286
– second interim	15.92	8.73	15.01	1,124	616	1,060
	21.78	14.35	19.06	1,538	1,013	1,346
In 2023 an interim dividend of £1,538m (2022: £1,013m, 2021: £1,346m) was paid on the Company's ordinary shares in issue. In 2023, £750m (2022: £300m) of the dividend was a special dividend. These were paid following review and approval by the Board in line with our dividend policy.